Shareholders' Equity (Details)										12 Months Ended
	Mar. 26, 2026 $ / shares shares	Jan. 13, 2026 USD ($) $ / shares shares	Nov. 11, 2025 USD ($) $ / shares shares	Mar. 07, 2025 EUR (€)	Jan. 13, 2025 USD ($) $ / shares shares	Nov. 21, 2024 USD ($)	Nov. 19, 2024 USD ($) shares	Oct. 23, 2024 USD ($) $ / shares shares	Jul. 15, 2024 USD ($) $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2025 CNY (¥) shares	Oct. 23, 2025 shares	Sep. 19, 2025 shares	Jul. 17, 2025 shares	Jul. 15, 2025 shares	Nov. 28, 2024 shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Shareholders’ Equity [Line Items]
Ordinary shares, authorized to issue										20,000,000,000	20,000,000,000		20,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares										$ 0.0000025	$ 0.0000025
Forward stock split ratio of ordinary shares									1-for-4
Ordinary shares, issued										24,103,749	21,173,413		24,103,749
Ordinary shares, outstanding										24,103,749	21,173,413		24,103,749
Registered capital										$ 3,270,000			¥ 21,575,000
Capital contributions																			$ 461,041	¥ 3,000,000	$ 113,636	¥ 790,000	$ 1,160,000	¥ 8,000,000
Remaining capital investment										1,540,000			¥ 9,785,000
Shares issued in initial public offering (in Dollars)				€ 25,000							$ 4,117,955
Ordinary shares issuable under equity incentive plan														2,300,000				2,000,000
Fair value of shares (in Dollars) | $			$ 9,555,000		$ 8,800,000
General reserve annual appropriate percentage of after tax profits										10.00%
General reserve annual appropriate percentage of registered capital										50.00%
General reserve (in Dollars) | $										$ 343,077	343,077
Paid in capital and statutory reserve (in Dollars) | $										$ 23,393,422	$ 5,038,427
Underwriter’s Warrants [Member]
Shareholders’ Equity [Line Items]
Shares warrants								58,670
Exercise price percentage								125.00%
Cashless exercise of warrants															29,335	20,419	8,916
Issuance of warrants															5,938	5,938	2,646
HUHUTECH International Group Inc. [Member]
Shareholders’ Equity [Line Items]
Shares issued, price per share (in Dollars per share) | $ / shares					$ 4.4
Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Fair value of shares (in Dollars) | $		$ 10,703,000
Number of shares issued under equity incentive plan		1,390,000
Subsequent Event [Member] | HUHUTECH International Group Inc. [Member]
Shareholders’ Equity [Line Items]
Shares issued, price per share (in Dollars per share) | $ / shares		$ 7.7
IPO [Member]
Shareholders’ Equity [Line Items]
Initial public offering of ordinary shares					2,000,000			1,050,000
Shares issued, price per share (in Dollars per share) | $ / shares								$ 4
Shares issued in initial public offering (in Dollars) | $						$ 2,900,000		$ 2,400,000
Share purchase option, term								45 days
Share purchase option, number of ordinary shares								157,500
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Shares issued upon partial exercise of over-allotment option							123,413
Net proceeds from partial exercise of over-allotment option (in Dollars) | $							$ 432,000
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized to issue									20,000,000,000	5,000,000,000			5,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.0000025	$ 0.00001
Authorized share capital, value (in Dollars) | $									$ 50,000
Initial public offering of ordinary shares											1,173,413
Common Stock [Member] | HUHUTECH International Group Inc. [Member]
Shareholders’ Equity [Line Items]
Initial public offering of ordinary shares			910,000
Shares issued, price per share (in Dollars per share) | $ / shares			$ 10.5
Common Stock [Member] | Subsequent Event [Member]
Shareholders’ Equity [Line Items]
Initial public offering of ordinary shares	520,000
Shares issued, price per share (in Dollars per share) | $ / shares	$ 1.5